Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (153,831)	$ (142,376)	$ (82,339)
Foreign	755	2,555	3,125
Loss before income taxes	$ (153,076)	$ (139,821)	$ (79,214)